Revenue from contracts with customers - Additional information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Nov. 26, 2021 USD ($)
Revenue from contracts with customers
Recognition of price differential	$ 36,532,743	$ 11,335,453	$ 142,723
Hedges with derivative instruments				$ 750		$ 8,208		$ 307
Percentage of entity's revenue	100.00%	100.00%	100.00%
Terpel
Revenue from contracts with customers
Percentage of entity's revenue	9.00%	11.00%	15.00%
Others
Revenue from contracts with customers
Percentage of entity's revenue	10.00%
Cash flow hedging.
Revenue from contracts with customers
Hedges with derivative instruments			$ 193,374		$ 1,143,287		$ 249,978
Natural gas | National sales
Revenue from contracts with customers
Extensive tests	$ 44,962
Crude oil
Revenue from contracts with customers
Hedges with derivative instruments			$ 663,973		$ 434,959		$ 99,914
Crude oil | Foreign sales
Revenue from contracts with customers
Extensive tests	$ 141,242